Ordinary Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Ordinary Shares [Abstract]
Ordinary Shares
6. Ordinary Shares
The Company’s certificate of incorporation, as amended and restated, authorizes the Company to issue 18,721,541,692 ordinary shares, $0.00005 par value. As of June 30, 2025, 462,684,023 ordinary shares were issued and outstanding. Each ordinary share entitles the holder to one vote, together with the holders of Preferred Shares on an as-converted
basis, on all matters submitted to the shareholders for a vote. The holders of ordinary shares are entitled to receive dividends, if any, as declared by the Company’s Board of Directors, in proportion to the number of ordinary shares issuable to each holder of Preferred Shares.
As of June 30, 2025, the Company had reserved ordinary shares for future issuances as follows:

Series Seed Preferred Shares, as converted to ordinary	71,428,571
Series A Preferred Shares, as converted to ordinary	326,079,495
Series B Preferred Shares, as converted to ordinary	239,156,361
Series C-1 Preferred Shares, as converted to ordinary	270,636,854
Series C-2 Preferred Shares, as converted to ordinary	127,875,914
Outstanding ordinary share options	158,575,852
Ordinary shares available for grant under the Plan	208,193,482

Total	1,401,946,529

9.
Ordinary
Shares
The Company’s certificate of incorporation, as amended and restated, authorizes the Company to issue 18,721,541,692 ordinary shares, $0.00005 par value. As of December 31, 2024, 462,105,898 ordinary shares of were issued and outstanding. Each ordinary share entitles the holder to one vote, together with the holders of Preferred Shares on an as-converted
basis, on all matters submitted to the shareholders for a vote. The holders of ordinary shares are entitled to receive dividends, if any, as declared by the Company’s Board of Directors, in proportion to the number of ordinary shares issuable to each holder of Preferred Shares.
As of December 31, 2024, the Company had reserved ordinary shares for future issuances as follows:

2024
Series Seed Preferred Shares, as converted to ordinary	71,428,571
Series A Preferred Shares, as converted to ordinary	326,079,495
Series B Preferred Shares, as converted to ordinary	239,156,361
Series C-1 Preferred Shares, as converted to ordinary	270,636,854
Series C-2 Preferred Shares, as converted to ordinary	127,875,914
Outstanding ordinary share options	159,003,977
Ordinary shares available for grant under the Plan	205,187,482

Total	1,399,368,654